Note 11 - Options (Details) - Stock Option Transactions - $ / shares	12 Months Ended
	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2013
Stock Option Transactions [Abstract]
Outstanding, beginning of period, (in Shares)	4,858,208	4,455,072	4,139,059
Outstanding, beginning of period,	$ 3.96	$ 3.97	$ 4.86
Outstanding, beginning of period,	$ 2.21	$ 2.21	$ 2.76
Granted (in Shares)	355,000	479,001	391,000
Granted	$ 2.52	$ 3.86	$ 1.81
Granted	$ 1.66	$ 2.10	$ 1.05
Exercised (in Shares)	(91,000)	(48,000)	(3,500)
Exercised	$ 2.34	$ 2.45	$ 1.81
Exercised	$ 1.86	$ 1.07	$ 0.09
Forfeiture (in Shares)	(60,168)	(27,832)	(67,000)
Expired (in Shares)	(33)	(33)	(4,487)
Expired	$ 770.13	$ 709.18	$ 654.48
Expired	$ 493.31	$ 709.18	$ 403.93
Balance at end of period (in Shares)	5,062,007	4,858,208	4,455,072
Balance at end of period	$ 3.89	$ 3.96	$ 3.97
Balance at end of period	$ 2.21	$ 2.21	$ 2.21
Options exercisable, end of year (in Shares)	3,812,930	3,640,381	3,321,830
Options exercisable, end of year	$ 4.01	$ 4.09	$ 4.09
Options exercisable, end of year	$ 2.35	$ 2.40	$ 2.41